Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Consolidated Statement of Income and Comprehensive Income [Abstract]
Net income	$ 11,129	$ 2,564	$ 13,922	$ 5,388
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income
Change in unrealized gain/(loss)	(338)	(42)	(204)	297
Reclassification to earnings of net loss/(gain)	(3)	(3)	6	(9)
Changes in allowance for credit losses recognized in earnings	2	0	1	(1)
Income taxes relating to:
Change in unrealized gain/(loss)	84	12	49	(73)
Reclassification to earnings of net loss/(gain)	2	2	4	5
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income	(253)	(31)	(144)	219
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities
Unrealized gain/(loss)	(6,146)	3,058	(927)	(825)
Reclassification to earnings of net loss/(gain)	(533)	0	(533)	0
Net gain/(loss) on hedges	4,090	(1,966)	514	466
Reclassification to earnings of net loss/(gain) on hedges	799	0	799	0
Income taxes relating to:
Net gain/(loss) on hedges	(1,138)	544	(145)	(132)
Reclassification to earnings of net loss/(gain) on hedges	(220)	0	(220)	0
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities	(3,148)	1,636	(512)	(491)
Net change in gain/(loss) on derivatives designated as cash flow hedges
Change in gain/(loss)	2,464	(517)	3,953	(242)
Reclassification to earnings of loss/(gain)	(218)	(1,246)	(1,402)	1,194
Income taxes relating to:
Change in gain/(loss)	(714)	149	(1,095)	60
Reclassification to earnings of loss/(gain)	109	328	390	(330)
Net change in gain/(loss) on derivatives designated as cash flow hedges	1,641	(1,286)	1,846	682
Share of other comprehensive income (loss) from investment in Schwab	2,208	(56)	1,870	826
Remeasurement gain/(loss) on employee benefit plans
Gain/(loss)	(40)	(30)	(17)	(257)
Income taxes	11	8	6	71
Remeasurement gain/(loss) on employee benefit plans	(29)	(22)	(11)	(186)
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income
Change in net unrealized gain/(loss)	49	45	63	245
Income taxes	(13)	(11)	(16)	(65)
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income	36	34	47	180
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss
Gain/(loss)	39	54	29	0
Income taxes	(11)	(15)	(8)	0
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	28	39	21	0
Total other comprehensive income (loss)	483	314	3,117	1,230
Total comprehensive income (loss)	11,612	2,878	17,039	6,618
Attributable to:
Common shareholders	11,412	2,688	16,753	6,354
Preferred shareholders and other equity instrument holders	$ 200	$ 190	$ 286	$ 264